Price Risk Management Assets And Liabilities (Interest Rate Swaps Outstanding) (Details) (Interest Rate Derivatives [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
March 2017 | Parent Company [Member]
Notional Amount	$ 500	$ 0
Type	Pay a fixed rate of 1.25% and receive a floating rate
May 2012 (2) | ETP [Member]
Notional Amount	0	350
Type	Forward starting to pay a fixed rate of 2.59% and receive a floating rate
August 2012 [Member] | ETP [Member]
Notional Amount	0	500
Type	Forward starting to pay a fixed rate of 3.51% and receive a floating rate
July 2013 [Member] | ETP [Member]
Notional Amount	400	300
Type	Forward starting to pay a fixed rate of 4.02% and receive a floating rate
July 2018 [Member] | ETP [Member]
Notional Amount	600	500
Type	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%
April 2012 [Member] | Regency [Member]
Notional Amount		250
Type	Pay a fixed rate of 1.325% and receive a floating rate
April 2012 [Member] | Southern Union [Member]
Notional Amount	0
July 2014 [Member] | ETP [Member]
Notional Amount	400	0
Type	Forward starting to pay a fixed rate of 4.26% and receive a floating rate
November 2016 [Member] | Southern Union [Member]
Notional Amount	75
Type	Pay a fixed rate of 2.913% and receive a floating rate
November 2021 [Member] | Southern Union [Member]
Notional Amount	$ 450
Type	Pay a fixed rate of 3.746% and receive a floating rate